SHARE CAPITAL - Authorized capital and issued (Details)									12 Months Ended
		Aug. 01, 2025 USD ($)	Jun. 24, 2025 CAD ($) $ / shares shares	Mar. 20, 2025	Feb. 28, 2025 CAD ($) $ / shares shares	Jan. 19, 2025 USD ($)	Apr. 29, 2024 CAD ($) shares	Feb. 09, 2024 CAD ($) $ / shares shares	Dec. 31, 2025 CAD ($) $ / shares shares	Dec. 31, 2025 USD ($) shares	Dec. 31, 2024 CAD ($) shares		Dec. 31, 2022 CAD ($)
SHARE CAPITAL
Par value | $ / shares									$ 0
Stock split conversion ratio				0.25
Shares issued on conversion of 2020 Debentures (in shares) | shares									2,417,068	2,417,068
Principal amount of 2020 Debentures converted		$ 3,000,000				$ 3,000,000				$ 6,000,000
Shares issued on the exercise of stock options											$ 2,630,019
Shares issued to settle interest (in shares) | shares									17,761	17,761	25,265
Shares issued to settle interest									$ 188,732		$ 348,830
Shares issued for exploration and evaluation asset (in shares) | shares									16,666	16,666
Shares issued for exploration and evaluation asset									$ 161,160
Interest in Bulyea River property									100.00%		100.00%
Shares issued to purchase marketable securities (in shares) | shares									100,000	100,000
Marketable securities, common shares purchased by issuance of shares | shares									2,135,760	2,135,760
Marketable securities, warrants purchased by issuance of shares | shares									2,708,627	2,708,627
Shares issued in private placements (in shares) | shares					1,333,825			920,000
Share price as part of private placement | $ / shares					$ 15			$ 25
Proceeds from private placement					$ 20,007,375			$ 23,000,000
Share issuance cost, net of tax			$ 1,750,335		1,515,084			1,242,784
Tax adjusted against share issue costs			$ 647,385		$ 560,373			$ 459,660
Shares issued in private placements (in shares) | shares					625,000			920,000
Share price as part of private placement | $ / shares					$ 10
Proceeds from private placement					$ 6,250,000
Number of shares issued in bought deal financing | shares			5,121,500
Share price as part of bought deal financing | $ / shares			$ 10
Proceeds from bought deal financing			$ 51,215,000
Shares issued on the exercise of warrants											$ 3,627,474
Shares issued to settle liability (in shares) | shares							31,318
Shares issued to settle liability							$ 524,998				524,998
Payment for acquisition of exploration and evaluation assets							$ 525,002		$ 2,630		$ 578,107
Consideration obligation pursuant to the acquisition of the Ben Lomond property													$ 1,050,000
Share capital
SHARE CAPITAL
Shares issued on conversion of 2020 Debentures (in shares) | shares	[1]								2,417,068	2,417,068
Shares issued on the exercise of stock options (in shares) | shares									550,975	550,975	239,865	[1]
Shares issued on the exercise of stock options									$ 3,229,736		$ 4,580,047
Shares issued on the exercise of restricted stock units (in shares) | shares									29,167	29,167
Shares issued to settle interest (in shares) | shares	[1]								17,761	17,761	25,265
Shares issued to settle interest									$ 188,732		$ 348,830
Shares issued for exploration and evaluation asset (in shares) | shares	[1]								16,666	16,666
Shares issued for exploration and evaluation asset									$ 161,160
Shares issued to purchase marketable securities (in shares) | shares	[1]								100,000	100,000
Shares issued in private placements (in shares) | shares	[1]										920,000
Shares issued on the exercise of warrants (in shares) | shares	[1]										274,808
Shares issued on the exercise of warrants											$ 4,446,881
Shares issued to settle liability (in shares) | shares	[1]										31,318
Shares issued to settle liability											$ 524,998
Share option and warrant reserve
SHARE CAPITAL
Shares issued on the exercise of stock options									$ (3,272,577)		(1,950,028)
Shares issued on the exercise of restricted stock units									$ 322,004
Shares issued on the exercise of warrants											$ (819,407)

[1]	Certain of the number of outstanding common shares issued have been retroactively restated for all periods presented (Note 14).